First Variable Annuity Fund E

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Contract Owners of First Variable Annuity Fund E:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise First Variable Annuity Fund E (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 16, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

DWS Equity 500 Index VIP, Class A

DWS Small Cap Index VIP, Class A

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II, Service Shares

Federated Hermes High Income Bond Fund II, Primary Shares

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Global Real Estate Fund, Series I

Invesco V.I. Health Care Fund, Series I

Lord Abbett Series Fund Growth and Income Portfolio, Class VC

LVIP American Century Disciplined Core Value Fund, Standard Class II

LVIP American Century International Fund, Standard Class II

LVIP American Century Ultra Fund, Standard Class II

LVIP American Century Value Fund, Standard Class II

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT Investors Trust Series, Service Class

MFS VIT New Discovery Series, Initial Class

MFS VIT New Discovery Series, Service Class

MFS VIT Total Return Series, Service Class

MFS VIT Utilities Series, Service Class

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares
ASSETS:
Investments at fair value (1)	$57,516	$194,258	$179,351	$45,566	$109,391	$108,666	$307,089
Receivable from the Contracts	-	-	-	14	-	-	-
Receivable from the fund manager	2	136	76	-	4	4	11
Total assets	57,518	194,394	179,427	45,580	109,395	108,670	307,100

LIABILITIES:
Payable to the Contracts	2	136	76	-	4	4	11
Payable to the fund manager	-	-	-	14	-	-	-
Payable to the Company	2	6	6	2	4	4	10
Total liabilities	4	142	82	16	8	8	21

NET ASSETS	$57,514	$194,252	$179,345	$45,564	$109,387	$108,662	$307,079

ANALYSIS OF NET ASSETS
Accumulation period	$57,514	$194,252	$179,345	$45,564	$109,387	$108,662	$307,079
Total net assets	$57,514	$194,252	$179,345	$45,564	$109,387	$108,662	$307,079

Fair value per share (NAV)	$40.33	$33.97	$32.55	$15.02	$9.31	$1.00	$5.78
Shares outstanding in the Separate Account	1,426	5,719	5,510	3,034	11,750	108,666	53,130

(1) Investments in mutual fund shares, at cost	$18,011	$123,793	$103,012	$39,613	$127,766	$108,666	$334,885

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
ASSETS:
Investments at fair value (1)	$1,392,613	$156,590	$1,943,190	$91,202	$79,934	$333,619	$40,467
Receivable from the Contracts	-	-	-	-	-	135	-
Receivable from the fund manager	197	6	71	81	3	-	2
Total assets	1,392,810	156,596	1,943,261	91,283	79,937	333,754	40,469

LIABILITIES:
Payable to the Contracts	197	6	71	81	3	-	2
Payable to the fund manager	-	-	-	-	-	135	-
Payable to the Company	46	5	64	3	3	11	1
Total liabilities	243	11	135	84	6	146	3

NET ASSETS	$1,392,567	$156,585	$1,943,126	$91,199	$79,931	$333,608	$40,466

ANALYSIS OF NET ASSETS
Accumulation period	$1,392,567	$156,585	$1,943,126	$91,199	$79,931	$333,608	$40,466
Total net assets	$1,392,567	$156,585	$1,943,126	$91,199	$79,931	$333,608	$40,466

Fair value per share (NAV)	$56.86	$28.13	$31.99	$96.40	$14.31	$81.00	$75.21
Shares outstanding in the Separate Account	24,492	5,567	60,744	946	5,586	4,119	538

(1) Investments in mutual fund shares, at cost	$1,022,099	$140,919	$1,174,400	$32,803	$80,941	$218,878	$38,500

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$626	$10,148	$3,807	$233,860	$286,764	$147,743	$1,932,332
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	-	10	11	6	20
Total assets	626	10,148	3,807	233,870	286,775	147,749	1,932,352

LIABILITIES:
Payable to the Contracts	-	-	-	10	11	6	20
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	8	9	5	63
Total liabilities	-	-	-	18	20	11	83

NET ASSETS	$626	$10,148	$3,807	$233,852	$286,755	$147,738	$1,932,269

ANALYSIS OF NET ASSETS
Accumulation period	$626	$10,148	$3,807	$233,852	$286,755	$147,738	$1,932,269
Total net assets	$626	$10,148	$3,807	$233,852	$286,755	$147,738	$1,932,269

Fair value per share (NAV)	$27.22	$14.16	$29.89	$41.96	$9.68	$12.25	$31.50
Shares outstanding in the Separate Account	23	717	127	5,573	29,624	12,066	61,352

(1) Investments in mutual fund shares, at cost	$467	$11,037	$2,882	$180,925	$239,361	$103,160	$1,058,850

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class
ASSETS:
Investments at fair value (1)	$41,863	$9,033	$75,783	$2,033	$110,561	$21,171	$62,635
Receivable from the Contracts	-	-	101	-	8	-	10
Receivable from the fund manager	2	-	-	-	-	1	-
Total assets	41,865	9,033	75,884	2,033	110,569	21,172	62,645

LIABILITIES:
Payable to the Contracts	2	-	-	-	-	1	-
Payable to the fund manager	-	-	101	-	8	-	10
Payable to the Company	1	-	2	-	4	1	2
Total liabilities	3	-	103	-	12	2	12

NET ASSETS	$41,862	$9,033	$75,781	$2,033	$110,557	$21,170	$62,633

ANALYSIS OF NET ASSETS
Accumulation period	$41,862	$9,033	$75,781	$2,033	$110,557	$21,170	$62,633
Total net assets	$41,862	$9,033	$75,781	$2,033	$110,557	$21,170	$62,633

Fair value per share (NAV)	$12.92	$22.55	$21.87	$26.16	$25.57	$15.60	$12.10
Shares outstanding in the Separate Account	3,240	401	3,465	78	4,324	1,357	5,176

(1) Investments in mutual fund shares, at cost	$29,414	$8,059	$68,640	$2,020	$110,882	$22,821	$71,996

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$74,955	$10,793	$4,582	$124,059	$41,881
Receivable from the Contracts	72	-	-	-	-
Receivable from the fund manager	-	-	-	5	2
Total assets	75,027	10,793	4,582	124,064	41,883

LIABILITIES:
Payable to the Contracts	-	-	-	5	2
Payable to the fund manager	72	-	-	-	-
Payable to the Company	2	-	-	4	1
Total liabilities	74	-	-	9	3

NET ASSETS	$74,953	$10,793	$4,582	$124,055	$41,880

ANALYSIS OF NET ASSETS
Accumulation period	$74,953	$10,793	$4,582	$124,055	$41,880
Total net assets	$74,953	$10,793	$4,582	$124,055	$41,880

Fair value per share (NAV)	$22.64	$36.82	$12.08	$16.22	$14.15
Shares outstanding in the Separate Account	3,311	293	379	7,649	2,960

(1) Investments in mutual fund shares, at cost	$69,185	$8,863	$3,656	$106,884	$34,735

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                         (Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares
INVESTMENT INCOME:
Dividend income	$-	$-	$1,733	$558	$4,136	$3,945	$17,616

EXPENSES:
Mortality and expense risk	767	2,894	2,711	621	1,383	1,419	3,874

NET INVESTMENT INCOME (LOSS)	(767)	(2,894)	(978)	(63)	2,753	2,526	13,742

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,379	19,032	20,453	37	(295)	-	(1,081)
Capital gain distributions	-	19,385	14,342	2,382	-	-	-

Net realized gain (loss) on investments	1,379	38,417	34,795	2,419	(295)	-	(1,081)

Change in net unrealized appreciation (depreciation) on investments	2,005	15,257	(18,501)	2,144	3,170	-	7,179

Net realized and unrealized gain (loss) on investments	3,384	53,674	16,294	4,563	2,875	-	6,098

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,617	$50,780	$15,316	$4,500	$5,628	$2,526	$19,840

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
INVESTMENT INCOME:
Dividend income	$-	$2,436	$24,345	$-	$-	$-	$-

EXPENSES:
Mortality and expense risk	16,996	1,991	23,848	1,198	1,104	4,823	550

NET INVESTMENT INCOME (LOSS)	(16,996)	445	497	(1,198)	(1,104)	(4,823)	(550)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,398	373	56,779	857	(201)	11,685	146
Capital gain distributions	214,416	8,094	176,039	1,138	4,503	30,062	3,357

Net realized gain (loss) on investments	223,814	8,467	232,818	1,995	4,302	41,747	3,503

Change in net unrealized appreciation (depreciation) on investments	23,780	12,483	91,827	14,351	(496)	(5,909)	(1,654)

Net realized and unrealized gain (loss) on investments	247,594	20,950	324,645	16,346	3,806	35,838	1,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$230,598	$21,395	$325,142	$15,148	$2,702	$31,015	$1,299

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$10	$203	$-	$1,260	$4,536	$1,737	$-

EXPENSES:
Mortality and expense risk	8	167	51	3,164	3,629	1,959	24,284

NET INVESTMENT INCOME (LOSS)	2	36	(51)	(1,904)	907	(222)	(24,284)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1	(193)	48	1,214	526	2,425	56,172
Capital gain distributions	46	-	148	23,317	-	-	154,544

Net realized gain (loss) on investments	47	(193)	196	24,531	526	2,425	210,716

Change in net unrealized appreciation (depreciation) on investments	28	863	324	9,020	32,139	16,668	14,843

Net realized and unrealized gain (loss) on investments	75	670	520	33,551	32,665	19,093	225,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77	$706	$469	$31,647	$33,572	$18,871	$201,275

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class
INVESTMENT INCOME:
Dividend income	$646	$23	$12	$31	$619	$-	$-

EXPENSES:
Mortality and expense risk	573	121	1,033	28	1,460	294	912

NET INVESTMENT INCOME (LOSS)	73	(98)	(1,021)	3	(841)	(294)	(912)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	744	27	256	6	285	(58)	(1,422)
Capital gain distributions	3,067	1,229	10,612	788	43,771	-	-

Net realized gain (loss) on investments	3,811	1,256	10,868	794	44,056	(58)	(1,422)

Change in net unrealized appreciation (depreciation) on investments	1,465	(460)	(4,558)	(580)	(31,606)	2,497	8,667

Net realized and unrealized gain (loss) on investments	5,276	796	6,310	214	12,450	2,439	7,245

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,349	$698	$5,289	$217	$11,609	$2,145	$6,333

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$1,875	$281	$20	$2,609	$331

EXPENSES:
Mortality and expense risk	1,082	152	56	1,692	536

NET INVESTMENT INCOME (LOSS)	793	129	(36)	917	(205)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	265	24	1	(1,213)	67
Capital gain distributions	5,516	140	64	7,286	2,840

Net realized gain (loss) on investments	5,781	164	65	6,073	2,907

Change in net unrealized appreciation (depreciation) on investments	(18)	954	1,374	18,662	4,882

Net realized and unrealized gain (loss) on investments	5,763	1,118	1,439	24,735	7,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,556	$1,247	$1,403	$25,652	$7,584

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(767)	$(2,894)	$(978)	$(63)	$2,753	$2,526	$13,742
Net realized gain (loss) on investments	1,379	38,417	34,795	2,419	(295)	-	(1,081)
Change in net unrealized appreciation (depreciation) on investments	2,005	15,257	(18,501)	2,144	3,170	-	7,179

Net increase (decrease) in net assets resulting from operations	2,617	50,780	15,316	4,500	5,628	2,526	19,840

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	180	-	-	-	-
Contract maintenance charges	(19)	(167)	(175)	(20)	(103)	(266)	(97)
Contract owners' benefits	(1,289)	(68,336)	(56,988)	-	(12)	(1,797)	(4,382)
Net transfers (to) from the Company and/or Subaccounts	(1)	(110)	(150)	15	134	55	(49)

Increase (decrease) in net assets resulting from Contract transactions	(1,309)	(68,613)	(57,133)	(5)	19	(2,008)	(4,528)

Total increase (decrease) in net assets	1,308	(17,833)	(41,817)	4,495	5,647	518	15,312

NET ASSETS:
Beginning of period	56,206	212,085	221,162	41,069	103,740	108,144	291,767

End of period	$57,514	$194,252	$179,345	$45,564	$109,387	$108,662	$307,079

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(16,996)	$445	$497	$(1,198)	$(1,104)	$(4,823)	$(550)
Net realized gain (loss) on investments	223,814	8,467	232,818	1,995	4,302	41,747	3,503
Change in net unrealized appreciation (depreciation) on investments	23,780	12,483	91,827	14,351	(496)	(5,909)	(1,654)

Net increase (decrease) in net assets resulting from operations	230,598	21,395	325,142	15,148	2,702	31,015	1,299

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,200	-	385	-	-	-	-
Contract maintenance charges	(561)	(20)	(709)	(145)	(19)	(359)	(10)
Contract owners' benefits	(19,565)	(1,150)	(107,583)	-	(666)	(24,412)	(131)
Net transfers (to) from the Company and/or Subaccounts	60,716	58,908	(2,417)	(79)	31,318	(51)	1

Increase (decrease) in net assets resulting from Contract transactions	41,790	57,738	(110,324)	(224)	30,633	(24,822)	(140)

Total increase (decrease) in net assets	272,388	79,133	214,818	14,924	33,335	6,193	1,159

NET ASSETS:
Beginning of period	1,120,179	77,452	1,728,308	76,275	46,596	327,415	39,307

End of period	$1,392,567	$156,585	$1,943,126	$91,199	$79,931	$333,608	$40,466

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2	$36	$(51)	$(1,904)	$907	$(222)	$(24,284)
Net realized gain (loss) on investments	47	(193)	196	24,531	526	2,425	210,716
Change in net unrealized appreciation (depreciation) on investments	28	863	324	9,020	32,139	16,668	14,843

Net increase (decrease) in net assets resulting from operations	77	706	469	31,647	33,572	18,871	201,275

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	191	-	192
Contract maintenance charges	-	(28)	(4)	(265)	(152)	(116)	(744)
Contract owners' benefits	-	(2,043)	(164)	(1,196)	(4,179)	(7,842)	(95,283)
Net transfers (to) from the Company and/or Subaccounts	(1)	-	-	1	1,278	(1)	1,175

Increase (decrease) in net assets resulting from Contract transactions	(1)	(2,071)	(168)	(1,460)	(2,862)	(7,959)	(94,660)

Total increase (decrease) in net assets	76	(1,365)	301	30,187	30,710	10,912	106,615

NET ASSETS:
Beginning of period	550	11,513	3,506	203,665	256,045	136,826	1,825,654

End of period	$626	$10,148	$3,807	$233,852	$286,755	$147,738	$1,932,269

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$73	$(98)	$(1,021)	$3	$(841)	$(294)	$(912)
Net realized gain (loss) on investments	3,811	1,256	10,868	794	44,056	(58)	(1,422)
Change in net unrealized appreciation (depreciation) on investments	1,465	(460)	(4,558)	(580)	(31,606)	2,497	8,667

Net increase (decrease) in net assets resulting from operations	5,349	698	5,289	217	11,609	2,145	6,333

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(62)	(50)	(57)	(3)	(19)	(20)	(81)
Contract owners' benefits	(1,716)	-	(2,619)	-	-	(6)	(5,000)
Net transfers (to) from the Company and/or Subaccounts	(10)	(1)	103	(2)	10	-	28

Increase (decrease) in net assets resulting from Contract transactions	(1,788)	(51)	(2,573)	(5)	(9)	(26)	(5,053)

Total increase (decrease) in net assets	3,561	647	2,716	212	11,600	2,119	1,280

NET ASSETS:
Beginning of period	38,301	8,386	73,065	1,821	98,957	19,051	61,353

End of period	$41,862	$9,033	$75,781	$2,033	$110,557	$21,170	$62,633

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$793	$129	$(36)	$917	$(205)
Net realized gain (loss) on investments	5,781	164	65	6,073	2,907
Change in net unrealized appreciation (depreciation) on investments	(18)	954	1,374	18,662	4,882

Net increase (decrease) in net assets resulting from operations	6,556	1,247	1,403	25,652	7,584

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	180	-
Contract maintenance charges	(80)	(20)	(5)	(33)	(40)
Contract owners' benefits	(2,391)	-	-	(22,841)	-
Net transfers (to) from the Company and/or Subaccounts	76	-	1	(58)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(2,395)	(20)	(4)	(22,752)	(41)

Total increase (decrease) in net assets	4,161	1,227	1,399	2,900	7,543

NET ASSETS:
Beginning of period	70,792	9,566	3,183	121,155	34,337

End of period	$74,953	$10,793	$4,582	$124,055	$41,880

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(764)	$(3,046)	$(795)	$(137)	$2,317	$3,612	$11,829
Net realized gain (loss) on investments	1,377	20,787	37,714	1,101	(549)	-	(2,775)
Change in net unrealized appreciation (depreciation) on investments	5,514	26,500	8,470	2,587	(2,531)	-	4,453

Net increase (decrease) in net assets resulting from operations	6,127	44,241	45,389	3,551	(763)	3,612	13,507

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	720	-	-	-	-
Contract maintenance charges	(20)	(142)	(286)	(34)	(107)	(267)	(165)
Contract owners' benefits	(1,344)	(24,704)	(63,282)	(79)	(1,118)	(9,993)	(17,901)
Net transfers (to) from the Company and/or Subaccounts	1	(408)	(53)	180	394	921	121

Increase (decrease) in net assets resulting from Contract transactions	(1,363)	(25,254)	(62,901)	67	(831)	(9,339)	(17,945)

Total increase (decrease) in net assets	4,764	18,987	(17,512)	3,618	(1,594)	(5,727)	(4,438)

NET ASSETS:
Beginning of period	51,442	193,098	238,674	37,451	105,334	113,871	296,205

End of period	$56,206	$212,085	$221,162	$41,069	$103,740	$108,144	$291,767

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,296)	$(96)	$(1,066)	$(996)	$(308)	$(4,608)	$(517)
Net realized gain (loss) on investments	193,381	11,331	180,565	642	(257)	8,364	136
Change in net unrealized appreciation (depreciation) on investments	87,310	(493)	123,577	20,800	1,543	80,943	7,609

Net increase (decrease) in net assets resulting from operations	267,395	10,742	303,076	20,446	978	84,699	7,228

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,200	-	353	-	-	-	-
Contract maintenance charges	(496)	(62)	(775)	(35)	(58)	(750)	(10)
Contract owners' benefits	(124,501)	(30,161)	(141,649)	-	(911)	(23,833)	(130)
Net transfers (to) from the Company and/or Subaccounts	87,943	24,904	1,940	(215)	29,560	(2,234)	-

Increase (decrease) in net assets resulting from Contract transactions	(35,854)	(5,319)	(140,131)	(250)	28,591	(26,817)	(140)

Total increase (decrease) in net assets	231,541	5,423	162,945	20,196	29,569	57,882	7,088

NET ASSETS:
Beginning of period	888,638	72,029	1,565,363	56,079	17,027	269,533	32,219

End of period	$1,120,179	$77,452	$1,728,308	$76,275	$46,596	$327,415	$39,307

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2	$20	$(55)	$(1,212)	$(165)	$331	$(22,828)
Net realized gain (loss) on investments	23	(917)	52	25,340	(64)	1,230	194,587
Change in net unrealized appreciation (depreciation) on investments	31	182	110	9,800	26,596	9	228,047

Net increase (decrease) in net assets resulting from operations	56	(715)	107	33,928	26,367	1,570	399,806

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	177	-	177
Contract maintenance charges	-	(29)	(4)	(276)	(165)	(146)	(1,110)
Contract owners' benefits	-	(13,480)	(180)	(28,897)	(5,505)	(4,048)	(104,147)
Net transfers (to) from the Company and/or Subaccounts	-	1	(1)	(1)	1,723	1	(4,195)

Increase (decrease) in net assets resulting from Contract transactions	-	(13,508)	(185)	(29,174)	(3,770)	(4,193)	(109,275)

Total increase (decrease) in net assets	56	(14,223)	(78)	4,754	22,597	(2,623)	290,531

NET ASSETS:
Beginning of period	494	25,736	3,584	198,911	233,448	139,449	1,535,123

End of period	$550	$11,513	$3,506	$203,665	$256,045	$136,826	$1,825,654

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$525	$(87)	$(913)	$(14)	$(900)	$(285)	$(1,051)
Net realized gain (loss) on investments	8,059	737	6,549	133	7,298	(126)	(5,768)
Change in net unrealized appreciation (depreciation) on investments	(4,662)	422	3,527	154	8,361	1,343	10,102

Net increase (decrease) in net assets resulting from operations	3,922	1,072	9,163	273	14,759	932	3,283

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(79)	(54)	(57)	(3)	(18)	(47)	(58)
Contract owners' benefits	(15,842)	-	(256)	-	-	(159)	(16,098)
Net transfers (to) from the Company and/or Subaccounts	50	-	283	-	147	-	180

Increase (decrease) in net assets resulting from Contract transactions	(15,871)	(54)	(30)	(3)	129	(206)	(15,976)

Total increase (decrease) in net assets	(11,949)	1,018	9,133	270	14,888	726	(12,693)

NET ASSETS:
Beginning of period	50,250	7,368	63,932	1,551	84,069	18,325	74,046

End of period	$38,301	$8,386	$73,065	$1,821	$98,957	$19,051	$61,353

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$567	$56	$117	$1,212	$(236)
Net realized gain (loss) on investments	3,701	285	(160)	66	1,834
Change in net unrealized appreciation (depreciation) on investments	(323)	503	298	(4,301)	759

Net increase (decrease) in net assets resulting from operations	3,945	844	255	(3,023)	2,357

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	720	-
Contract maintenance charges	(129)	(20)	(7)	(44)	(41)
Contract owners' benefits	(1,177)	-	(1,281)	(3)	(19,431)
Net transfers (to) from the Company and/or Subaccounts	613	-	-	113	1

Increase (decrease) in net assets resulting from Contract transactions	(693)	(20)	(1,288)	786	(19,471)

Total increase (decrease) in net assets	3,252	824	(1,033)	(2,237)	(17,114)

NET ASSETS:
Beginning of period	67,540	8,742	4,216	123,392	51,451

End of period	$70,792	$9,566	$3,183	$121,155	$34,337

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                         (Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.         ORGANIZATION

The First Variable Annuity Fund E (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Variable Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. First Variable Life Insurance Company was acquired by Protective Life Insurance Company (the “Company”), which made First Variable Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

Capital No Load

Capital Five

Capital Six Load

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 33 available Subaccount investment options, as follows:

Columbia VP Select Small Cap Value Fund, Class 2
Columbia VP Seligman Global Technology Fund, Class 2
DWS Equity 500 Index VIP, Class A

DWS Small Cap Index VIP, Class A
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money Fund II, Service Shares
Federated Hermes High Income Bond Fund II, Primary Shares
Fidelity VIP Contrafund Portfolio, Service Class 2
Fidelity VIP Equity-Income Portfolio, Service Class 2
Fidelity VIP Growth & Income Portfolio, Service Class 2
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
Franklin Small-Mid Cap Growth VIP Fund, Class 2
Invesco V.I. American Franchise Fund, Series I
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
Invesco V.I. Diversified Dividend Fund, Series I
Invesco V.I. Global Real Estate Fund, Series I
Invesco V.I. Health Care Fund, Series I
Lord Abbett Series Fund Growth and Income Portfolio, Class VC
LVIP American Century Disciplined Core Value Fund, Standard Class II (a)
LVIP American Century International Fund, Standard Class II (a)
LVIP American Century Ultra Fund, Standard Class II (a)
LVIP American Century Value Fund, Standard Class II (a)
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class
MFS VIT Investors Trust Series, Initial Class
MFS VIT Investors Trust Series, Service Class
MFS VIT New Discovery Series, Initial Class
MFS VIT New Discovery Series, Service Class
MFS VIT Total Return Series, Service Class
MFS VIT Utilities Series, Service Class
Templeton Developing Markets VIP Fund, Class 2
Templeton Foreign VIP Fund, Class 2
Templeton Growth VIP Fund, Class 2

(a) See Subaccount Changes tables below

Subaccount Changes: Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

The financial statements are presented based on the period noted in the above Subaccount Changes table which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.         SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statement of changes in Net Assets of the applicable Subaccounts. Currently there are no Contracts in the annuity payout period.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) or a weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.         PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales

Columbia VP Select Small Cap Value Fund, Class 2	$-	$2,076
Columbia VP Seligman Global Technology Fund, Class 2	19,385	71,508
DWS Equity 500 Index VIP, Class A	16,255	60,025
DWS Small Cap Index VIP, Class A	2,955	640
Federated Hermes Fund for U.S. Government Securities II	4,270	1,497
Federated Hermes Government Money Fund II, Service Shares	4,040	3,521
Federated Hermes High Income Bond Fund II, Primary Shares	17,790	8,576
Fidelity VIP Contrafund Portfolio, Service Class 2	276,529	37,310
Fidelity VIP Equity-Income Portfolio, Service Class 2	69,438	3,160
Fidelity VIP Growth & Income Portfolio, Service Class 2	200,726	134,507
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	1,138	1,420
Franklin Small-Mid Cap Growth VIP Fund, Class 2	35,822	1,789
Invesco V.I. American Franchise Fund, Series I	30,790	30,374
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	3,357	691
Invesco V.I. Diversified Dividend Fund, Series I	56	8
Invesco V.I. Global Real Estate Fund, Series I	203	2,237
Invesco V.I. Health Care Fund, Series I	148	219
Lord Abbett Series Fund Growth and Income Portfolio, Class VC	24,578	4,625
LVIP American Century Disciplined Core Value Fund, Standard Class II	6,000	7,954
LVIP American Century International Fund, Standard Class II	1,737	9,917
LVIP American Century Ultra Fund, Standard Class II	155,837	120,233
LVIP American Century Value Fund, Standard Class II	3,713	2,359
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	1,252	172
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	10,727	3,709
MFS VIT Investors Trust Series, Initial Class	818	32
MFS VIT Investors Trust Series, Service Class	44,402	1,479
MFS VIT New Discovery Series, Initial Class	-	320
MFS VIT New Discovery Series, Service Class	28	5,993
MFS VIT Total Return Series, Service Class	7,466	3,552
MFS VIT Utilities Series, Service Class	421	172
Templeton Developing Markets VIP Fund, Class 2	84	61
Templeton Foreign VIP Fund, Class 2	10,075	24,624
Templeton Growth VIP Fund, Class 2	3,170	577

4.         CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025					2024
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

Columbia VP Select Small Cap Value Fund, Class 2	-		24		(24)	-		26		(26)
Columbia VP Seligman Global Technology Fund, Class 2	-		885		(885)	0	*	383		(383)
DWS Equity 500 Index VIP, Class A	4		1,477		(1,473)	1,020		2,575		(1,555)
DWS Small Cap Index VIP, Class A	0	*	0	*	(0)*	4		3		1
Federated Hermes Fund for U.S. Government Securities II	10		8		2	31		95		(64)
Federated Hermes Government Money Fund II, Service Shares	8		173		(165)	68		720		(652)
Federated Hermes High Income Bond Fund II, Primary Shares	6		155		(149)	16		685		(669)
Fidelity VIP Contrafund Portfolio, Service Class 2	1,055		317		738	2,556		3,267		(711)
Fidelity VIP Equity-Income Portfolio, Service Class 2	1,573		29		1,544	1,642		1,742		(100)
Fidelity VIP Growth & Income Portfolio, Service Class 2	7		2,351		(2,344)	58		3,545		(3,487)
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	-		3		(3)	-		5		(5)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	897		18		879	783		27		756
Invesco V.I. American Franchise Fund, Series I	19		593		(574)	1		716		(715)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-		9		(9)	-		9		(9)
Invesco V.I. Diversified Dividend Fund, Series I	-		0	*	(0)*	-		0	*	(0)
Invesco V.I. Global Real Estate Fund, Series I	-		63		(63)	-		420		(420)
Invesco V.I. Health Care Fund, Series I	-		5		(5)	-		5		(5)
Lord Abbett Series Fund Growth and Income Portfolio, Class VC	-		34		(34)	812		1,646		(834)
LVIP American Century Disciplined Core Value Fund, Standard Class II	43		131		(88)	61		182		(121)
LVIP American Century International Fund, Standard Class II	-		399		(399)	-		221		(221)
LVIP American Century Ultra Fund, Standard Class II	22		1,440		(1,418)	5		1,922		(1,917)
LVIP American Century Value Fund, Standard Class II	-		35		(35)	1		327		(326)
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	-		2		(2)	-		2		(2)
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	3		106		(103)	10		11		(1)
MFS VIT Investors Trust Series, Initial Class	-		0	*	(0)*	-		0	*	(0)
MFS VIT Investors Trust Series, Service Class	0	*	1		(1)	4		1		3
MFS VIT New Discovery Series, Initial Class	-		0	*	(0)*	-		4		(4)
MFS VIT New Discovery Series, Service Class	1		149		(148)	8		492		(484)
MFS VIT Total Return Series, Service Class	3		85		(82)	24		50		(26)
MFS VIT Utilities Series, Service Class	-		0	*	(0)*	-		1		(1)

	2025				2024
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Developing Markets VIP Fund, Class 2	-	0	*	(0)*	-	39	(39)
Templeton Foreign VIP Fund, Class 2	10	1,488		(1,478)	49	3	46
Templeton Growth VIP Fund, Class 2	-	2		(2)	-	876	(876)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expense ratios by Subaccount in the Financial Highlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.15% - 1.50% of the average daily net assets of the Subaccount

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 4.00% of each payment, if applicable

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$30 annually

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 7.00% of surrendered amount

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per transfer, after the first 12 transfers in any Contract calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sold a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High

Columbia VP Select Small Cap Value Fund, Class 2
2025	1	$57.26	$55.86	$58	0.00%	1.40%	1.50%	4.82%	4.72%
2024	1	54.62	53.34	56	0.00%	1.40%	1.50%	12.07%	11.96%
2023	1	48.74	47.65	51	0.00%	1.40%	1.50%	11.28%	11.17%
2022	1	43.80	42.86	48	0.00%	1.40%	1.50%	(16.11)%	(16.19)%
2021	1	52.21	51.14	65	0.00%	1.40%	1.50%	31.36%	26.16%
Columbia VP Seligman Global Technology Fund, Class 2
2025	2	97.79	97.79	194	0.00%	1.50%	1.50%	32.37%	32.37%
2024	3	67.28	73.87	212	0.00%	1.40%	1.50%	10.90%	24.69%
2023	3	60.67	59.25	193	0.00%	1.40%	1.50%	42.86%	42.72%
2022	3	42.47	41.51	141	0.00%	1.40%	1.50%	(32.81)%	(32.87)%
2021	3	63.20	61.84	210	0.28%	1.40%	1.50%	39.62%	33.82%
DWS Equity 500 Index VIP, Class A
2025	3	52.24	52.24	179	0.55%	1.50%	1.50%	15.88%	15.88%
2024	5	41.03	45.08	221	1.14%	1.40%	1.50%	9.01%	22.76%
2023	6	37.64	36.72	239	1.43%	1.40%	1.50%	24.26%	24.13%
2022	9	30.29	29.58	270	1.19%	1.40%	1.50%	(19.47)%	(19.55)%
2021	9	37.61	36.77	342	1.44%	1.40%	1.50%	29.39%	23.77%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High

DWS Small Cap Index VIP, Class A
2025	1	$50.32	$50.32	$46	1.35%	1.50%	1.50%	10.96%	10.96%
2024	1	45.35	45.35	41	1.16%	1.50%	1.50%	9.49%	9.49%
2023	1	41.42	41.42	37	1.17%	1.50%	1.50%	15.02%	15.02%
2022	1	36.01	36.01	37	0.86%	1.50%	1.50%	(21.82)%	(21.82)%
2021	1	46.06	46.06	47	0.88%	1.50%	1.50%	12.80%	12.80%
Federated Hermes Fund for U.S. Government Securities II
2025	8	14.47	13.61	109	3.88%	1.25%	1.50%	5.47%	5.21%
2024	8	13.72	12.93	104	3.53%	1.25%	1.50%	(0.68)%	(0.93)%
2023	8	13.82	13.05	105	2.60%	1.25%	1.50%	2.90%	2.64%
2022	9	13.43	12.72	115	1.82%	1.25%	1.50%	(13.66)%	(13.85)%
2021	9	15.55	14.76	139	2.12%	1.25%	1.50%	1.62%	(8.14)%
Federated Hermes Government Money Fund II, Service Shares
2025	7	18.54	12.02	109	3.65%	1.25%	1.50%	2.42%	2.17%
2024	7	18.10	11.76	108	4.58%	1.25%	1.50%	3.37%	3.11%
2023	7	17.51	11.41	114	4.42%	1.25%	1.50%	3.06%	2.80%
2022	8	16.99	11.10	120	2.35%	1.25%	1.50%	(0.23)%	(0.48)%
2021	10	17.03	11.15	140	0.00%	1.25%	1.50%	50.44%	(35.33)%
Federated Hermes High Income Bond Fund II, Primary Shares
2025	9	33.53	30.09	307	5.89%	1.25%	1.50%	6.89%	6.62%
2024	10	31.37	28.23	292	5.43%	1.25%	1.50%	4.94%	4.68%
2023	10	29.89	26.96	296	5.86%	1.25%	1.50%	11.32%	11.04%
2022	11	26.85	24.28	276	4.83%	1.25%	1.50%	(12.87)%	(13.09)%
2021	14	30.82	27.94	413	5.00%	1.25%	1.50%	13.93%	(6.13)%
Fidelity VIP Contrafund Portfolio, Service Class 2
2025	17	91.25	72.62	1,393	0.00%	1.25%	1.50%	19.69%	19.39%
2024	16	76.23	60.83	1,120	0.03%	1.25%	1.50%	31.78%	31.45%
2023	17	57.85	46.27	889	0.25%	1.25%	1.50%	31.47%	31.14%
2022	22	44.00	35.29	847	0.19%	1.25%	1.50%	(27.40)%	(27.58)%
2021	29	60.61	48.72	1,527	0.03%	1.25%	1.50%	56.26%	1.23%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
			Low	High			Low	High	Low	High

Fidelity VIP Equity-Income Portfolio, Service Class 2
2025	4		$43.85	$42.73	$157	1.82%	1.40%	1.50%	17.10%	16.98%
2024	2		37.44	36.53	77	1.38%	1.40%	1.50%	13.45%	13.34%
2023	2		33.01	32.23	72	1.40%	1.40%	1.50%	8.85%	8.74%
2022	5		30.32	29.64	161	0.79%	1.40%	1.50%	(6.56)%	(6.65)%
2021	8		32.45	31.75	246	2.26%	1.40%	1.50%	25.44%	20.24%
Fidelity VIP Growth & Income Portfolio, Service Class 2
2025	37		53.71	50.50	1,943	1.35%	1.25%	1.50%	19.71%	19.41%
2024	39		44.87	42.29	1,728	1.26%	1.25%	1.50%	20.44%	20.13%
2023	43		37.26	35.20	1,565	1.30%	1.25%	1.50%	16.90%	16.61%
2022	56		31.87	30.19	1,735	1.43%	1.25%	1.50%	(6.35)%	(6.58)%
2021	58		34.03	32.31	1,930	2.27%	1.25%	1.50%	30.34%	17.82%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2025	1		74.26	72.38	91	0.00%	1.40%	1.50%	19.95%	19.83%
2024	1		61.91	60.40	76	0.00%	1.40%	1.50%	36.62%	36.49%
2023	1		45.32	44.26	56	0.00%	1.40%	1.50%	43.29%	43.15%
2022	1		31.63	30.92	39	0.00%	1.40%	1.50%	(39.17)%	(39.24)%
2021	1		51.99	50.88	64	0.00%	1.40%	1.50%	12.42%	7.75%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2025	2		38.33	37.40	80	0.00%	1.40%	1.50%	1.09%	0.99%
2024	1		37.92	37.03	47	0.00%	1.40%	1.50%	9.48%	9.37%
2023	0	*	34.63	33.86	17	0.00%	1.40%	1.50%	24.98%	24.86%
2022	2		27.71	27.12	41	0.00%	1.40%	1.50%	(34.61)%	(34.68)%
2021	6		42.38	41.51	236	0.00%	1.40%	1.50%	10.64%	6.26%
Invesco V.I. American Franchise Fund, Series I
2025	7		47.55	46.30	334	0.00%	1.40%	1.50%	10.11%	10.00%
2024	8		43.19	42.09	327	0.00%	1.40%	1.50%	33.00%	32.87%
2023	8		32.47	31.68	270	0.00%	1.40%	1.50%	38.97%	38.84%
2022	10		23.37	22.82	241	0.00%	1.40%	1.50%	(32.07)%	(32.14)%
2021	11		34.39	33.62	359	0.00%	1.40%	1.50%	12.79%	7.89%

	As of December 31						For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value		Net Assets (000's)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
			Low	High				Low	High	Low	High

Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2025	2		$16.81	$16.71	$40		0.00%	1.40%	1.50%	3.33%	3.23%
2024	2		16.26	16.19	39		0.00%	1.40%	1.50%	22.50%	22.37%
2023	2		13.28	13.23	32		0.00%	1.40%	1.50%	11.58%	11.47%
2022	2		11.90	11.87	29		0.00%	1.40%	1.50%	(31.94)%	(32.01)%
2021	2		17.48	17.45	43		0.00%	1.40%	1.50%	17.53%	17.24%
Invesco V.I. Diversified Dividend Fund, Series I
2025	0	*	18.98	18.98	1		1.72%	1.50%	1.50%	14.02%	14.02%
2024	0	*	16.64	16.64	1		1.91%	1.50%	1.50%	11.52%	11.52%
2023	0	*	14.92	14.92	0	*	2.04%	1.50%	1.50%	7.43%	7.43%
2022	0	*	13.89	13.89	0	*	1.87%	1.50%	1.50%	(3.12)%	(3.12)%
2021	-		14.34	14.34	-		2.23%	1.50%	1.50%	17.12%	17.12%
Invesco V.I. Global Real Estate Fund, Series I
2025	0	*	33.90	33.08	10		1.82%	1.40%	1.50%	6.35%	6.24%
2024	0	*	31.88	31.13	12		1.57%	1.40%	1.50%	(3.17)%	(3.27)%
2023	1		32.93	32.19	26		1.49%	1.40%	1.50%	7.54%	7.43%
2022	1		30.62	29.96	24		2.78%	1.40%	1.50%	(25.98)%	(26.05)%
2021	1		41.36	40.52	33		2.70%	1.40%	1.50%	26.43%	21.43%
Invesco V.I. Health Care Fund, Series I
2025	0	*	38.21	37.28	4		0.00%	1.40%	1.50%	13.72%	13.61%
2024	0	*	33.60	32.81	4		0.00%	1.40%	1.50%	2.71%	2.61%
2023	0	*	32.71	31.98	4		0.00%	1.40%	1.50%	1.59%	1.49%
2022	0	*	32.20	31.51	6		0.00%	1.40%	1.50%	(14.52)%	(14.61)%
2021	-		37.67	36.90	8		0.19%	1.40%	1.50%	12.94%	8.47%
Lord Abbett Series Fund Growth and Income Portfolio, Class VC
2025	5		45.44	44.24	234		0.59%	1.40%	1.50%	15.66%	15.54%
2024	5		39.29	38.29	204		0.87%	1.40%	1.50%	18.92%	18.80%
2023	6		33.04	32.23	199		0.92%	1.40%	1.50%	11.62%	11.51%
2022	7		29.60	28.91	192		1.14%	1.40%	1.50%	(10.68)%	(10.79)%
2021	8		33.14	32.40	261		1.08%	1.40%	1.50%	30.02%	24.37%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
			Low	High			Low	High	Low	High

LVIP American Century Disciplined Core Value Fund, Standard Class II
2025	7		$40.12	$37.72	$287	1.73%	1.25%	1.50%	13.43%	13.15%
2024	7		35.37	33.34	256	1.32%	1.25%	1.50%	11.68%	11.40%
2023	8		31.67	29.92	233	1.54%	1.25%	1.50%	7.31%	7.04%
2022	8		29.51	27.96	227	1.30%	1.25%	1.50%	(13.83)%	(14.03)%
2021	13		34.25	32.52	440	1.14%	1.25%	1.50%	28.28%	15.96%
LVIP American Century International Fund, Standard Class II
2025	7		22.32	20.99	148	1.22%	1.25%	1.50%	14.54%	14.26%
2024	7		19.49	18.37	137	1.61%	1.25%	1.50%	1.32%	1.07%
2023	7		19.24	18.17	139	1.48%	1.25%	1.50%	11.18%	10.90%
2022	9		17.30	16.39	160	1.07%	1.25%	1.50%	(25.69)%	(25.87)%
2021	17		23.28	22.11	382	0.17%	1.25%	1.50%	12.82%	1.99%
LVIP American Century Ultra Fund, Standard Class II
2025	27		75.32	69.09	1,932	0.00%	1.15%	1.50%	11.55%	11.16%
2024	28		67.52	62.15	1,826	0.00%	1.15%	1.50%	27.32%	26.87%
2023	30		53.03	48.99	1,535	0.00%	1.15%	1.50%	41.88%	41.38%
2022	32		37.38	34.65	1,144	0.00%	1.15%	1.50%	(33.15)%	(33.38)%
2021	46		55.92	52.01	2,477	0.00%	1.15%	1.50%	30.44%	13.25%
LVIP American Century Value Fund, Standard Class II
2025	1		55.97	54.50	42	1.63%	1.40%	1.50%	14.41%	14.29%
2024	1		48.92	47.68	38	2.55%	1.40%	1.50%	7.95%	7.84%
2023	1		45.32	44.21	50	2.04%	1.40%	1.50%	7.59%	7.48%
2022	2		42.12	41.14	102	2.08%	1.40%	1.50%	(0.85)%	(0.95)%
2021	3		42.49	41.53	108	1.78%	1.40%	1.50%	25.47%	20.03%
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class
2025	0	*	32.11	31.77	9	0.27%	1.40%	1.50%	8.37%	8.26%
2024	0	*	29.63	29.34	8	0.35%	1.40%	1.50%	14.64%	14.53%
2023	0	*	25.85	25.62	7	0.30%	1.40%	1.50%	22.29%	22.17%
2022	0	*	21.14	20.97	6	0.10%	1.40%	1.50%	(20.38)%	(20.46)%
2021	-		26.54	26.36	8	0.27%	1.40%	1.50%	24.95%	23.38%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
			Low	High			Low	High	Low	High

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class
2025	2		$31.27	$30.93	$76	0.02%	1.40%	1.50%	8.08%	7.97%
2024	3		28.93	28.65	73	0.13%	1.40%	1.50%	14.36%	14.24%
2023	3		25.30	25.08	64	0.05%	1.40%	1.50%	21.99%	21.87%
2022	3		20.74	20.58	53	0.00%	1.40%	1.50%	(20.57)%	(20.64)%
2021	4		26.11	25.93	98	0.03%	1.40%	1.50%	24.63%	23.07%
MFS VIT Investors Trust Series, Initial Class
2025	0	*	43.57	43.57	2	1.63%	1.50%	1.50%	11.88%	11.88%
2024	0	*	38.95	38.95	2	0.70%	1.50%	1.50%	17.73%	17.73%
2023	0	*	33.08	33.08	2	0.73%	1.50%	1.50%	17.21%	17.21%
2022	0	*	28.22	28.22	1	0.64%	1.50%	1.50%	(17.72)%	(17.72)%
2021	-		34.30	34.30	2	0.64%	1.50%	1.50%	24.93%	24.93%
MFS VIT Investors Trust Series, Service Class
2025	3		41.74	40.68	111	0.60%	1.40%	1.50%	11.75%	11.64%
2024	3		37.35	36.44	99	0.47%	1.40%	1.50%	17.56%	17.44%
2023	3		31.77	31.03	84	0.46%	1.40%	1.50%	17.02%	16.90%
2022	3		27.15	26.54	75	0.37%	1.40%	1.50%	(17.84)%	(17.93)%
2021	3		33.05	32.34	92	0.42%	1.40%	1.50%	27.36%	22.07%
MFS VIT New Discovery Series, Initial Class
2025	0	*	64.03	64.03	21	0.00%	1.50%	1.50%	11.28%	11.28%
2024	0	*	57.54	57.54	19	0.00%	1.50%	1.50%	5.13%	5.13%
2023	0	*	54.73	54.73	18	0.00%	1.50%	1.50%	12.71%	12.71%
2022	0	*	48.56	48.56	17	0.00%	1.50%	1.50%	(30.80)%	(30.80)%
2021	-		70.17	70.17	27	0.00%	1.50%	1.50%	0.28%	0.28%
MFS VIT New Discovery Series, Service Class
2025	2		37.37	36.42	63	0.00%	1.40%	1.50%	10.99%	10.88%
2024	2		33.67	32.85	61	0.00%	1.40%	1.50%	4.95%	4.84%
2023	2		32.08	31.33	74	0.00%	1.40%	1.50%	12.67%	12.56%
2022	2		28.48	27.84	70	0.00%	1.40%	1.50%	(30.97)%	(31.04)%
2021	2		41.25	40.36	99	0.00%	1.40%	1.50%	2.25%	(1.99)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
			Low	High			Low	High	Low	High

MFS VIT Total Return Series, Service Class
2025	3		$29.93	$29.20	$75	2.56%	1.40%	1.50%	9.37%	9.26%
2024	3		27.37	26.73	71	2.29%	1.40%	1.50%	5.96%	5.85%
2023	3		25.83	25.25	68	1.97%	1.40%	1.50%	8.69%	8.58%
2022	4		23.76	23.25	87	1.44%	1.40%	1.50%	(11.09)%	(11.18)%
2021	4		26.73	26.18	108	1.60%	1.40%	1.50%	14.49%	9.95%
MFS VIT Utilities Series, Service Class
2025	0	*	45.07	43.97	11	2.75%	1.40%	1.50%	13.16%	13.05%
2024	0	*	39.83	38.89	10	2.10%	1.40%	1.50%	9.79%	9.68%
2023	0	*	36.28	35.46	9	3.41%	1.40%	1.50%	(3.69)%	(3.78)%
2022	0	*	37.66	36.86	10	2.20%	1.40%	1.50%	(0.91)%	(1.01)%
2021	-		38.01	37.23	10	1.58%	1.40%	1.50%	14.47%	9.94%
Templeton Developing Markets VIP Fund, Class 2
2025	0	*	48.39	47.21	5	0.52%	1.40%	1.50%	44.24%	44.09%
2024	0	*	33.55	32.76	3	4.59%	1.40%	1.50%	6.16%	6.06%
2023	0	*	31.60	30.89	4	2.07%	1.40%	1.50%	11.06%	10.95%
2022	0	*	28.46	27.84	4	2.38%	1.40%	1.50%	(23.07)%	(23.14)%
2021	-		36.99	36.23	5	0.98%	1.40%	1.50%	(5.20)%	(8.95)%
Templeton Foreign VIP Fund, Class 2
2025	6		21.02	20.46	124	2.20%	1.40%	1.50%	27.40%	27.27%
2024	7		16.50	16.08	121	2.40%	1.40%	1.50%	(2.38)%	(2.48)%
2023	7		16.90	16.49	123	3.22%	1.40%	1.50%	19.08%	18.96%
2022	8		14.19	13.86	106	2.94%	1.40%	1.50%	(8.89)%	(8.98)%
2021	8		15.58	15.23	117	1.92%	1.40%	1.50%	4.96%	0.41%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High

Templeton Growth VIP Fund, Class 2
2025	2	$26.67	$25.99	$42	0.87%	1.40%	1.50%	22.11%	21.98%
2024	2	21.84	21.31	34	0.83%	1.40%	1.50%	3.93%	3.83%
2023	2	21.01	20.52	51	2.94%	1.40%	1.50%	19.33%	19.21%
2022	4	17.61	17.21	76	0.15%	1.40%	1.50%	(12.73)%	(12.80)%
2021	4	20.18	19.74	87	1.12%	1.40%	1.50%	5.58%	1.19%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 16, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.